Share capital and share-based payments	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share capital and share-based payments
13	Share capital and share-based payments

(a)	Authorized capital

The Company has an unlimited amount of authorized common shares with no par value.

(b)	Restricted share units (“RSUs”)

The changes in RSU’s issued during the years ended December 31, 2020 and 2019 was as follows:

	December 31,	December 31,
	2020	2019
Outstanding, beginning of period	1,630,423	1,380,085
Granted	898,857	1,356,418
Exercised	(695,174)	(700,698)
Forfeited	(425,048)	(405,382)
Outstanding, end of period	1,409,058	1,630,423

On June 29, 2012, the Company’s shareholders approved the RSU plan, whereby RSUs may be granted to directors, officers, consultants or employees at the discretion of the Board of Directors. The RSU plan provides for the issuance of common shares from treasury upon the exercise of vested RSUs at no additional consideration. There is no cash settlement related to the vesting of RSU’s as they are all settled with equity. The current maximum number of common shares authorized for issue under the RSU plan is 8,000,000. The RSUs have vesting conditions determined by the Board of Directors, and the vesting conditions are non-market conditions and are not performance based.

During the year ended December 31, 2020, the Company granted RSU’s totalling 898,857 which had a fair value of C$1.11 based on the closing share price at grant date. RSUs exercised during the year ended December 31, 2020 had a weighted average fair value of C$2.60 (2019 – C$2.62) and the RSUs forfeited had a weighted average fair value of C$1.88 (2019 – C$2.68). As at December 31, 2020, the weighted average fair value of the RSUs outstanding is C$1.57 (2019 – C$2.34).

The total RSU expense recognized during the year ended December 31, 2020 was $668 with a corresponding credit to other reserves (2019 - $1,174).

(c)  Share re-purchase

There were no share purchases during the twelve months ended December 31, 2020. During the year ended December 31, 2019, the Company purchased 2,012,654 shares under a normal course issuer bid for total consideration of $2,844 and a book value of $2,481.